Recapitalization (Details) - Schedule of Business Combination to the Consolidated Statements of Cash Flows and the Consolidated Statement of Changes in Stockholders’ Equity	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Business Combination to the Consolidated Statements of Cash Flows and the Consolidated Statement of Changes in Stockholders’ Equity [Abstract]
Cash-trust and cash, net of redemptions	$ 4,447,404
Less: transaction costs, loans and advisory fees, paid	(614,040)
Less: fees paid in connection with the forward purchase agreement	(2,608,141)
Net proceeds from the Business Combination	1,225,223
Less: Derivative warrant liabilities	(539,000)
Less: liabilities assumed	(1,155,075)
Less: others,net	21,858
Reverse recapitalization, net	$ (446,994)